FINANCE LEASES - Narrative (Details)		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended							33 Months Ended
	Jun. 30, 2025 USD ($)	Apr. 30, 2015 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2023 USD ($) contract vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel contract	Dec. 31, 2021 USD ($)	Dec. 31, 2015 USD ($) vessel	Jun. 30, 2025 USD ($)	Sep. 30, 2023 USD ($) vessel
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel						7	7	7	7	7		8
Finance lease ROU impairment									$ 0	$ 0
Weighted average discount rate (percent)						6.30%	6.30%	6.30%	6.30%	6.30%
Weighted average lease term						4 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days	5 years 7 months 6 days
SFL
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel								8
Number of finance leases | vessel								7
Daily time charter rate				$ 19,135
Variable lease expense									$ 2,500,000	$ 600,000	$ 2,000,000
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel								8
Number of operating leases							2	1		2
Daily time charter rate			$ 14,900									$ 14,900
Daily operating expense rate					$ 7,000							7,000
Profit share									0	$ 3,000,000	$ 9,800,000
Total minimum lease period						13 years
Purchase option net of sellers credit		$ 112,000,000										112,000,000
Daily time charter rate extension		$ 14,900										$ 14,900
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Finance leases average daily rate									17,649
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Forecast
Lessee, Lease, Description [Line Items]
Daily time charter rate	$ 14,900												$ 16,435
Ship Finance International Ltd
Lessee, Lease, Description [Line Items]
Purchase option net of sellers credit						$ 112,000,000	$ 112,000,000	$ 112,000,000	112,000,000
Charter term, extension						3 years
Daily time charter rate extension									14,900
Unrelated Third Party | Golden Hawk
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel														1
Purchase option net of sellers credit						$ 15,300,000	$ 15,300,000	$ 15,300,000	$ 15,300,000					$ 15,300,000